Quarterly And Other Financial Data (Unaudited) (Schedule Of Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended																12 Months Ended
	Jul. 24, 2013	Dec. 31, 2013		Sep. 28, 2013		Jun. 29, 2013		Mar. 30, 2013		Dec. 31, 2012		Sep. 29, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Abstract]
Net sales		$ 1,817		$ 1,517		$ 1,497		$ 1,396		$ 1,765		$ 1,580		$ 1,537		$ 1,387		$ 6,227	$ 6,269	$ 5,738
Costs of sales		916		752		747		703		854		760		771		690		3,118	3,075	2,811
Gross margin		901		765		750		693		911		820		766		697		3,109	3,194	2,927
Selling, general and administrative expenses		347		319		339		325		380		370		371		351		1,330	1,472	1,422
Research and development expenditures		196		183		195		187		212		192		198		188		761	790	778
Other charges		34		17		13		7		(7)		6		7		6		71	12	129
Operating earnings		324		246		203		174		326		252		190		152		947	920	598
Earnings from continuing operations		292	[1]	261	[1]	223	[1]	157	[1]	275	[1]	156	[1]	129	[1]	110	[1]
Net earnings		$ 342	[1]	$ 307	[1]	$ 258	[1]	$ 192	[1]	$ 336	[1]	$ 206	[1]	$ 182	[1]	$ 157	[1]	$ 1,099	$ 881	$ 1,158
Basic earnings per common share (US$ per share)		$ 1.13		$ 1.00		$ 0.83		$ 0.57		$ 0.98		$ 0.55		$ 0.44		$ 0.35		$ 3.51	$ 2.29	$ 1.74
Diluted earnings per common share (US$ per share)		$ 1.12		$ 0.98		$ 0.81		$ 0.56		$ 0.97		$ 0.54		$ 0.44		$ 0.35		$ 3.45	$ 2.25	$ 1.71
Basic earnings per common share (US$ per share)		$ 1.33		$ 1.17		$ 0.96		$ 0.70		$ 1.20		$ 0.73		$ 0.63		$ 0.50		$ 4.13	$ 3.02	$ 3.47
Diluted earnings per common share (US$ per share)		$ 1.31		$ 1.16		$ 0.94		$ 0.68		$ 1.18		$ 0.72		$ 0.61		$ 0.49		$ 4.06	$ 2.96	$ 3.41
Dividends declared (US$ per share)	$ 0.31	$ 0.31		$ 0.31		$ 0.26		$ 0.26		$ 0.26		$ 0.26		$ 0.22		$ 0.22		$ 1.14	$ 0.96	$ 0.22
Dividends paid (US$ per share)		$ 0.31		$ 0.26		$ 0.26		$ 0.26		$ 0.26		$ 0.22		$ 0.22		$ 0.22
Stock prices - High (US$ per share)		67.50		60.39		64.69		64.03		55.68		51.79		51.46		51.76
Stock prices - Low (US$ per share)		59.38		54.01		55.50		55.94		49.77		45.18		46.73		44.94

[1]	Amounts attributable to Motorola Solutions, Inc. common shareholders.